CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Jul. 31, 2011	Jul. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ (532,209)	$ 261,308	$ (513,338)	$ 208,394	$ (187,400)	$ 48,881
Net income items not affecting cash:
Depreciation and amortization	3,394	2,205	4,891	3,913	5,756	2,876
Non cash bonus					0	55,000
Stock-based compensation	5,413	16,671	7,055	20,570	96,019	41,861
Issuance of stock to investment firm	245,001	0
Inventory valuation adjustment					0	35,078
Increase (reduction) in bad debt reserve	(3,492)	(11,448)	471	(19,995)	(11,432)	0
Increase (decrease) in reserve for inventory loss	(4,203)	5,780	45,974	(13,136)	(4,567)	0
Decrease / (Increase) in operating assets:
Accounts receivable	(39,242)	(534,370)	(21,108)	166,185	511,489	(371,316)
Inventory	106,686	14,038	31,658	86,278	52,661	(122,544)
Other receivables	0	13,689	0	11,251	11,251	(753)
Prepaid expense	16,909	(30,200)	(51,984)	(175,807)	(22,330)	79,307
Deposit			0	(16,558)	(16,558)	0
Increase / (Decrease) in operating liabilities:
Accounts payable - trade	29,502	(3,103)	35,561	(14,199)	2,417	(29,836)
Accrued payable - other	38,819	(31,352)	54,984	(33,046)	(39,770)	7,514
Unearned revenue	154,956	0	72,818	71,970	10,364	1,665
Net cash provided by (used in) operating activities	21,534	(296,782)	(333,018)	295,820	407,900	(252,267)
Cash flows from investing activities:
Payment of notes to related parties			0	(30,000)	(100,000)	(65,000)
Capital expenditures	0	(518)	0	(18,962)	(19,236)	(7,545)
Net cash used in investing activities	0	(518)	0	(48,962)	(119,236)	(72,545)
Cash flows from financing activities:
Net proceeds from (Net payments on) line of credit	(290,000)	250,000	(290,000)	300,000	190,000	100,000
Payments on notes payable	(30,000)	(60,000)	(45,000)	(75,000)	(120,000)	(150,000)
Cash used in reverse merger, net of cash received					0	(98,153)
Issuance of stock to outside firms for services			275,100	0	0	500,000
Proceeds from sale of preferred stock					0	2,600
Net cash provided by (used in) financing activities	(320,500)	190,000	(59,900)	225,000	70,000	354,447
Net increase (decrease) in cash and cash equivalents	(298,966)	(107,300)	(392,919)	471,858	358,664	29,635
Cash and cash equivalents, beginning of year	524,512	165,848	524,512	165,848	165,848	136,213
Cash and cash equivalents, end of quarter	225,546	58,548	131,593	637,706	524,512	165,848
Supplemental information:
Income taxes paid	0	0	0	0	1,600	2,740
Interest paid	$ 3,084	$ 12,519	$ 3,083	$ 20,342	$ 25,172	$ 17,700